Vessels and Equipment - Schedule of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Accumulated depreciation, beginning balance	$ (158,292)	$ (109,464)
Accumulated depreciation, disposals for the period	2,498	16
Depreciation	(56,230)	(48,844)	$ (34,322)
Accumulated depreciation, ending balance	(212,024)	(158,292)	(109,464)
Net vessels, beginning balance	1,192,927	1,021,857
Additions	115,934	218,540
Drydock costs	4,258	1,625
Disposal		(251)
Depreciation	(56,230)	(48,844)	(34,322)
Net vessels, ending balance	1,256,889	1,192,927	1,021,857
Vessel & Equipment [Member]
Property, Plant and Equipment [Line Items]
Vessel and equipment, beginning balance	1,351,219	1,131,321
Additions	115,934	218,540
Drydock costs	4,258	1,625
Disposal	(2,498)	(267)
Vessel and equipment, ending balance	$ 1,468,913	$ 1,351,219	$ 1,131,321